Organization and Basis of Presentation	12 Months Ended
Oct. 31, 2024
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 — ORGANIZATION AND BASIS OF PRESENTATION

Park Ha Biological Technology Co., Ltd. (“Park Ha Cayman”) was incorporated in the Cayman Islands on October 11, 2022. The Company is an investment holding company; its primary business operations are conducted through its subsidiaries as described below.

Park Ha Biological Technology (HK) Co., Ltd. (“Park Ha HK”) was incorporated in Hong Kong on October 25, 2022. It is a wholly owned subsidiary of Park Ha Cayman.

Park Ha Investment (Wuxi) Co., Ltd. (“Park Ha WFOE”) was incorporated on May 5, 2023 as a wholly foreign owned entity in the People’s Republic of China (“PRC”). Park Ha WFOE is a wholly owned subsidiary of Park Ha HK.

Wuxi Xinzhan Enterprise Management Consulting Co., Ltd. (“XinZhan”) was incorporated on March 31, 2016 in the PRC with Ms. Xiaoqiu Zhang being the majority shareholder owning 75.2% of XinZhan prior to the equity transfer described below. XinZhan takes the lead in promoting the franchisee market and looking for franchisees. XinZhan signs a franchise agreement with the franchisee. The franchise agreement grants the franchisee the license to open stores under the “PARK HA” brand in a specific area. Franchisees authorized to sell Park Ha Jiangsu’s “PARK HA” brand products or third-party products authorized by XinZhan must comply with the terms of the franchise agreement.

Shanghai Park Ha Industrial Development Co., Ltd. (“Park Ha Shanghai”) was incorporated on April 17, 2017 in the PRC as a wholly owned subsidiary of Wuxi XinZhan. Park Ha Shanghai’s primary business includes beauty services, sales of beauty products and devices, management of beauty salon franchisees.

Jiangsu Park Ha Biotechnology Co., Ltd. (“Park Ha Jiangsu”) was incorporated on August 13, 2019 in the PRC with Ms. Xiaoqiu Zhang being the majority shareholder owning 75.2% of Park Ha Jiangsu prior to the equity transfer described below. Park Ha Jiangsu has developed a full range of “PARK HA” brand skin care products through cooperation with biological laboratories. Our product range ranges from basic skin physical protection, exfoliation, and sebum film repair to surface microecological balance and anti-aging. These products are sold through directly operated retail stores and franchisees.

On May 17, 2023, Park Ha WFOE entered into equity transfer agreements with each shareholder of Wuxi XinZhan and Park Ha Jiangsu to purchase all the equity interest in such entities. The restructure was completed on July 7, 2023. As a result, Wuxi XinZhan and Park Ha Jiangsu became a wholly owned subsidiary of Park Ha WFOE.

Upon the completion of the above Reorganization, Park Ha Cayman became the ultimate holding company of all other entities mentioned above. The Company is effectively controlled by the same group of controlling shareholders before and after the Reorganization; therefore, the Reorganization is considered as a recapitalization of these entities under common control. The consolidation of the Company was accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the period presented comprise those of the previous separate entries combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Park Ha Biological Technology Co., Ltd. and its subsidiaries are collectively referred to as the “Company”.